UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22356

Archer Series Trust

(Exact name of registrant as specified in charter)

9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Address of principal executive offices)  (Zip code)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Name and address of agent for service)

Copy to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Archer Balanced Fund
	Schedule of Investments
	November 30, 2017 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 67.57%

Air Courier Services - 1.95%
3,000	FedEx Corp.	$ 694,380

Air Transportation, Scheduled - 0.97%
5,000	Alaska Air Group, Inc.	345,850

Aircraft - 1.95%
2,500	Boeing Co.	692,000

Aircraft Engines & Engine Parts - 1.71%
5,000	United Technologies Corp.	607,250

Beverage - 0.98%
3,000	PepsiCo, Inc.	349,560

Bituminous Coal & Lignite Surface Mining - 0.00%
1	Peabody Energy Corp.	17

Cable & Other Pay Television Services - 3.84%
14,000	Comcast Corp. Class A	525,560
8,000	Walt Disney Co. *	838,560
		1,364,120
Commercial Banks, NEC - 1.84%
11,500	Toronto Dominion Bank (Canada)	654,810

Electric Services - 1.69%
3,800	NextEra Energy, Inc.	600,552

Electronic Computers - 2.56%
5,300	Apple, Inc.	910,805

Food & Kindred Products - 2.85%
4,900	Nestle S.A. ADR	418,509
7,300	The Kraft Heinz Co.	594,001
		1,012,510
Footwear - 1.53%
9,000	Nike, Inc. Class B	543,780

Hospital & Medical Service Plans - 1.27%
2,500	Aetna, Inc.	450,450

Instruments for Measurements & Testing of Electricity & Electric Signals - 1.71%
15,000	Teradyne, Inc.	607,050

Life Insurance - 1.73%
5,300	Prudential Financial, Inc. *	613,952

Motor Vehicle Parts & Accessories - 1.97%
4,500	Honeywell International, Inc.	701,820

National Commercial Banks - 6.86%
9,000	Citigroup, Inc.	679,500
7,100	JP Morgan Chase & Co.	742,092
10,500	US Bancorp	579,075
7,800	Wells Fargo & Co.	440,466
		2,441,133
Natural Gas Transmission - 1.02%
21,000	Kinder Morgan, Inc.	361,830

Oil, Gas Field Services, NBC - 0.88%
5,000	Schlumberger, Ltd. (France)	314,250

Petroleum Refining - 1.00%
3,000	Chevron Corp.	356,970

Pharmaceutical Preparations - 7.68%
8,900	Bristol Myers Ssquibb Co.	562,391
3,500	Celgene Corp. *	352,905
4,000	Johnson & Johnson	557,320
9,000	Merck & Co., Inc.	497,430
16,000	Pfizer, Inc.	580,160
4,000	Sanofi ADR *	182,560
		2,732,766
Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.61%
3,000	DowDuPont, Inc.	215,880

Railroad, Line-Haul Operating - 0.78%
2,200	Union Pacific Corp.	278,300

Retail-Drug Stores - 1.51%
7,000	CVS Caremark Corp.	536,200

Retail-Eating Places - 0.98%
6,000	Starbucks Corp.	346,920

Retail-Lumbar & Other Building Material Dealers - 2.02%
4,000	The Home Depot, Inc.	719,280

Retail-Variety Stores - 1.50%
5,500	Wal-Mart Stores, Inc.	534,765

Semiconductors & Related Devices - 3.86%
2,200	Broadcom Ltd. (Singapore)	611,468
17,000	Intel Corp.	762,280
		1,373,748
Services-Business Services - 3.52%
4,500	Accenture PLC, Class A (Ireland)	666,045
3,900	MasterCard, Inc. Class A	586,833
		1,252,878
Services-Computer Programming, Data Processing, Etc. - 3.45%
500	Alphabet, Inc. Class A *	518,085
4,000	Facebook, Inc. Class A *	708,720
		1,226,805
Ship & Boat Building & Repairing - 1.75%
3,000	General Dynamics Corp.	621,480

Telephone Communciations - 1.61%
15,700	AT&T, Inc.	571,166

TOTAL FOR COMMON STOCK (Cost $17,169,963) - 67.57%		24,033,277

CORPORATE BONDS - 20.31% (a)

Agriculture Chemicals - 0.23%
75,000	CF Industries Holdings, Inc., 7.125%, 05/01/2020	82,219

Airlines - 0.43%
150,000	Southwest Airlines Co., 2.750% 11/06/2019	151,473

Banks & Financial Institutions - 0.14%
50,000	Societe Generale, 2.4625%, 4/22/2020 (France) **	50,231

Bituminous Coad & Lignite Surface Mining - 0.00%
50,000	Peabody Energy Corp., 7.875%, 11/1/2026	0

Bottled & Canned Soft Drinks Carbonated Waters - 0.43%
150,000	Dr Pepper Snapple Group, Inc., 3.13%, 12/15/2023	151,769

Communications Equipment - 0.37%
125,000	Juniper Networks, Inc., 4.50%, 03/15/2024	130,761

Computer Storage Devices - 0.49%
182,000	EMC Corp., 3.375%, 06/01/2023	175,537

Crude Petroleum & Natural Gas - 0.42%
150,000	Murphy Oil Corp., 4.000%, 06/01/2022	149,812

Dental Equipment & Supplies - 0.58%
200,000	DENTSPLY International, Inc., 4.125%, 08/15/2021	207,397

Electric Services - 0.44%
150,000	Exelon Generation Co., LLC, 4.00%, 10/10/2020	155,396

Finance Services - 0.28%
100,000	American Express Credit Corp., 2.6%, 9/14/2020	100,719

Food & Kindred Products - 0.29%
100,000	Kraft Foods Group, Inc., 6.125%, 08/23/2018	102,928

Healthcare Providers & Services - 0.28%
100,000	Catholic Health Initiatives, 2.95%, 11/01/2022	99,570

Malt Beverage - 0.94%
330,000	Anheuser-Busch Inbev Finance, Inc., 2.65%, 2/01/2021	332,612

Metal Mining - 0.28%
100,000	Freeport-McMoRan, Inc., 3.10%, 03/15/2020	100,125

Miscellaneous Business Credit Institution - 0.28%
100,000	Ford Motor Credit Co. LLC., 2.56639%, 11/20/2018 **	99,941

Miscellaneous Manufacturing Industries - 0.30%
100,000	Hillenbrand, Inc., 5.50%, 07/15/2020	106,271

Motor Vehicle Parts & Accessories - 0.58%
100,000	Honeywell International, Inc., 1.85%, 11/01/2021	97,960
100,000	Lear Corp., 5.25%, 01/15/2025	106,754
		204,714
National Commerical Banks - 2.85%
150,000	Banc of California, Inc., 5.25%, 4/15/2025	155,236
150,000	Bank of the Ozarks, Inc., 5.50%, 7/01/2026	158,082
150,000	Citigroup, Inc., 2.40%, 02/18/2020	149,897
450,000	Citigroup, Inc., 2.65%, 10/26/2020	451,592
100,000	Old National Bancorp., 4.125%, 8/15/2024	100,410
		1,015,217
Operative Builders - 0.59%
200,000	Lennar Corp., 4.875%, 12/15/2023	210,000

Pharmaceuticals - 0.70%
250,000	AbbVie, 2.90%, 11/06/2022	250,458

Printed Circuit Boards - 0.15%
50,000	Jabil Circuit, 5.625%, 12/15/2020	53,375

Property & Casualty Insurance - 0.66%
200,000	Zurich Reinsurance Centre Holdings, Inc., 7.125%, 10/15/2023 (Switzerland)	234,789

Real Estate - 0.45%
50,000	Aurora Military Housing, 5.35%, 12/15/2025	55,180
104,862	Cibolo Canyon CTFS, 3.00%, 8/20/2020	103,813
		158,993
Retail - Auto & Home Supply Stores - 0.30%
100,000	Advanced Auto Parts, Inc., 5.75%, 05/01/2020	106,595

Retail - Department Stores - 0.87%
300,000	Dillards, Inc., 7.13%, 08/01/2018	309,697

Retail - Drug Stores & Proprietary Stores - 0.50%
175,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/2021	178,106

Retail - Apparel & Accessory Stores - 0.33%
100,000	Foot Locker, Inc., 8.50%, 1/15/2022	116,420

Retail - Variety Stores - 0.58%
200,000	Wal-Mart Stores, Inc., 3.625%, 07/08/2020	207,663

Services-Business Services - 0.47%
170,000	EBay, Inc., 2.60%, 07/15/2022	168,640

Services-Computer Programming Services - 0.51%
175,000	VeriSign, Inc., 4.625%, 05/01/2023	180,031

Services-Educational Services - 0.22%
75,000	Graham Holdings Co. 7.25%, 02/01/2019	78,375

Services-General Medical & Surgical Hospitals, NEC - 0.30%
100,000	HCA Holdings, Inc., 6.25%, 02/15/2021	107,125

Services-Personal Services - 0.68%
225,000	HR Block 5.50%, 11/1/22	242,764

Services-Prepackaged Software - 1.54%
300,000	CA, Inc., 5.375%, 12/01/2019	315,798
150,000	Symantec Corp., 4.20%, 09/15/2020	154,081
75,000	Symantec Corp., 3.95%, 06/15/2022	76,980
		546,859
Services-Video Tape Rental - 0.45%
150,000	Netflix, Inc., 5.375%, 02/01/2021	159,000

State Commercial Banks - 0.30%
100,000	Home Banc, 5.625%, 04/15/2027	105,000

Transportation Services - 0.30%
100,000	Expedia, Inc., 5.95%, 08/15/2020	108,264

Wholesale-Drugs Proprietaries & Druggists' Sundries - 0.22%
75,000	Cardinal Health, Inc., 4.625%, 12/15/2020	79,335

Automotive Wholesaler - 0.58%
200,000	LKQ Corp., 4.75% 05/15/2023	204,700

TOTAL FOR CORPORATE BONDS (Cost $7,153,596) - 20.31%		7,222,881

STRUCTURED NOTES - 1.48% (a)

Commercial Banks, NEC - 0.59%
150,000	Barclays Bank Plc., 2.00%, 7/27/2022 (United Kingdom) **	148,173
100,000	Barclays Bank Plc., 3.592%, 5/14/2029 (United Kingdom) **	63,150
		211,323
National Commerical Banks - 0.48%
93,000	Citigroup, Inc., 3.00%, 12/23/2019 **	92,657
100,000	JP Morgan Chase Bank, 10.50%, 01/23/2029 **	79,720
		172,377
Security Brokers, Dealers & Flotation Companies - 0.41%
125,000	Goldman Sachs, 4.114%, 11/13/2028 **	93,713
50,000	Morgan Stanley, 3.00%, 11/09/2019 **	50,375
		144,088

TOTAL FOR STRUCTURED NOTES (Cost $597.770) - 1.48%		527,788

REAL ESTATE INVESTMENT TRUST - 1.44%
18,000	Duke Realty Corp.	506,340
186	PS Business Park, Inc. Series T, PFD 6.00%, 12/31/2049	4,724
		511,064

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $283,156) - 1.44%		511,064

PREFERRED SECURITIES - 0.82%

National Commercial Banks - 0.35%
3,000	PNC Financial Services Group, Inc., 5.375%, 12/31/2049	75,660
2,000	Wells Fargo & Co. Series P, 5.25%, 12/31/2049	50,180
		125,840
Telephone Communications (No Radio Telephone) - 0.47%
2,000	QWest Corp., 6.125%, 06/01/2053	45,860
3,000	QWest Corp., 6.50%, 09/01/1956	70,080
2,000	US Cellular Corp., PFD 6.95%, 05/15/2060	50,960
		166,900

TOTAL FOR PREFERRED SECURITIES (Cost $299,190) - 0.82%		292,740

MUNICIPAL BOND - 5.04% (a)

Arizona - 0.31%
20,000	Arizona St. University Build America Bond, 5.50%, 8/01/2025	21,607
75,000	La Paz City, AZ Indl. Dev. Auth., 5.40%, 12/01/2020	66,298
25,000	Sedona, AZ Wastewater 0.00%, 07/01/2021	23,070
		110,975
California - 0.59%
30,000	California St. University Revenue Bond Series B, 2.785%, 11/01/2022	30,519
100,000	Kern Cnty, CA Pension Oblg., 0.00%, 08/15/2019	96,183
20,000	Porterville Unified School District, 7.25%, 7/01/2027	22,211
20,000	San Bernardino County Redevelopment Agency Successor, 3.625%, 9/01/2024	20,145
40,000	University Enterprises, Inc. CA 5.25%, 10/01/2020	41,567
		210,625
Georgia - 0.44%
50,000	Atlanta Development Authority, 3.75%, 1/01/2021	50,021
99,000	Georgia Loc Govt., 4.75%, 06/01/2028	106,366
		156,387
Illinois - 0.64%
100,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/2020	99,663
35,000	Eastern IL University Ctfs. Partn. Rev., 6.00%, 4/01/2024	30,008
30,000	Illinois St., 5.877%, 3/1/2019	31,040
70,000	Saint Clair Cnty, IL School District., 4.00%, 1/01/2021	67,751
		228,462
Indiana - 0.82%
135,000	Evansville, IN Vanderburgh Industry School Taxable Build American Bond, 6.15%, 7/15/2027	145,974
70,000	Gary, IN Community School Bldg., 7.50%, 02/01/2029	76,086
25,000	Indiana State University, 5.26%, 4/01/2024	26,268
40,000	Richland Bean Blossom, IN Sch. Bldg. Corp., 5.750%, 01/15/2024	41,996
		290,324
Iowa - 0.42%
146,000	Tobacco Settlement Auth Iowa, 6.50%, 06/01/2023	147,889

Kentucky - 0.15%
55,000	Louisville/Jefferson County Metropolitan Government, 3.00%, 5/01/2023	54,687

Michigan - 0.31%
105,000	Michigan State Build America Bonds, 7.625%, 9/15/2027	109,849

New Jersey - 0.40%
135,000	City of Wildwood, New Jersey, 4.00%, 11/1/2021	140,526

Oklahoma - 0.11%
35,000	Bryan County, OK Indpt School District, 6.554%, 12/01/2029	37,486

Pennsylvania - 0.09%
30,000	Commonwealth of Pennsylvania, 4.8%, 5/1/2025	31,573

South Carolina - 0.24%
55,000	Moncks Corner, SC Regl Recreation Corp. Build America Bonds, 6.299%, 12/01/2030	59,947
25,000	Scago, SC Public Facs Corp. for Georgetown Cnty, 6.75%, 12/01/2029	26,218
		86,165
Texas - 0.20%
25,000	Katy Texas Schools, 5.998%, 02/15/2030	27,206
15,000	Lubbock Tx Bab 6.032%, 02/15/2030	15,673
60,000	Reeves Cnty, TX Cops, 6.375%, 12/21/2021	30,017
		72,896
Wisconsin - 0.33%
110,000	Greendale, WI Taxable Community Development, Series A, 4.75%, 12/01/26	115,962

TOTAL FOR MUNICIPAL BOND (Cost 1,850,885) - 5.04%		1,793,806

EXCHANGE TRADED NOTE - 0.44%

6,000	JPMorgan Alerian MLP Index ETN	157,440

TOTAL FOR EXCHANGE TRADED NOTE (Cost $238,185) - 0.44%		157,440

SHORT TERM INVESTMENTS - 3.98%
1,416,390	Fidelity Money Market Portfolio Class Select 0.94%** (Cost $1,416,390)	1,416,390

TOTAL INVESTMENTS (Cost $29,009,134) *** - 101.09%		$ 35,955,386

LIABILITES IN EXCESS OF OTHER ASSETS - (1.09%)		(388,306)

NET ASSETS - 100.00%		$ 35,567,080

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes
* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at November 30, 2017.

*** At November 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $29,009,134 amounted to $6,946,251, which consisted of aggregate gross unrealized appreciation of $7,485,877 and aggregate gross unrealized depreciation of $539,626.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Balanced Fund
1. SECURITY TRANSACTIONS

At November 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $29,009,134 amounted to $6,946,251, which consisted of aggregate gross unrealized appreciation of $7,485,877 and aggregate gross unrealized depreciation of $539,626.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$24,033,277	$0	$0	$24,033,277
Real Estate Investment Trusts	$511,064	$0	$0	$511,064
Preferred Securities	$292,740	$0	$0	$292,740
Corporate Bonds	$0	$7,222,881	$0	$7,222,881
Municipal Bonds	$0	$1,793,806	$0	$1,793,806
Exchange Traded Note	157,440	$0	$0	$157,440
Structured Notes	$0	$527,788	$0	$527,788
Cash Equivalents	$1,416,390	$0	$0	$1,416,390
Total	$26,410,911	$9,544,475	$0	$35,955,386

	Archer Income Fund
	Schedule of Investments
	November 30, 2017 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCKS - 0.00%

Bituminous Coal & Lignite Surface Mining - 0.00%
1	Peabody Energy Corp.	17

TOTAL FOR COMMON STOCKS (Cost $206) - 0.00%		17

CORPORATE BONDS - 58.93%

Aerospce/Defense-Major Diversified - 0.64%
75,000	Exelis, Inc., 5.55%, 10/01/2021	81,902

Agriculture Chemicals - 0.43%
50,000	CF Industries Holdings, Inc., 7.125%, 05/01/2020	54,813

Airlines - 0.80%
100,000	Southwest Airlines Co., 2.75%, 11/06/2019	100,982

Banks & Financial Institutions - 1.21%
100,000	Banc of California, Inc., 5.25%, 4/15/25	103,491
50,000	Societe Generale, 2.4625%, 4/22/2020 (France) **	50,231
		153,722
Bilogical Products (No Diagnostic Substances) - 1.80%
25,000	Amgen, Inc., 3.875%, 11/15/2021	26,048
200,000	Biogen, Inc., 2.90%, 9/15/2020	202,811
		228,859
Bituminous Coal & Lignite Surface Mining - 0.00%
50,000	Peabody Energy Corp., 7.875%, 11/1/26	0

Bottled & Canned Soft Drinks Carvonated Waters - 0.80%
100,000	Dr Pepper Snapple Group, Inc., 3.13%, 12/15/2023	101,179

Commerical Banks, Nec - 0.23%
50,000	Lloyds Bank PLC., 2.384%, 7/05/2033 (United Kingdom) **	29,300

Commercial Services-Finance - 0.34%
800,000	GE Capital Corp., 8.87%, 06/02/2018	43,481

Computer & Office Equipment - 0.83%
100,000	Hewlett-Packard, 4.375%, 09/15/2021	105,520

Computer Communications Equipment - 1.03%
50,000	Cisco Systems, Inc., 4.95%, 2/15/2019	51,762
75,000	Juniper Networks, Inc., 4.50%, 3/15/2024	78,457
		130,219
Computer Storage Devices - 0.38%
50,000	EMC Corp., 3.375%, 06/01/2023	48,224

Container & Packaging - 0.42%
50,000	Ball Corp., 5.00%, 03/15/2022	53,687

Crude Petroleum & Natural Gas - 0.79%
100,000	Murphy Oil Corp., 4.00%, 06/01/2022	99,875

Dental Equipment & Supplies - 0.82%
100,000	DENTSPLY International, Inc., 4.125%, 08/15/2021	103,698

Distribution/Wholesale - 0.79%
100,000	Ingram Micro, Inc., 5.00%, 08/10/2022	99,732

Electric & Other Services Combined - 1.16%
50,000	CMS Energy, Inc., 6.25%, 2/01/2020	53,955
100,000	PPL Energy Supply LLC., 4.60%, 12/15/2021	93,000
		146,955
Electric Services - 1.20%
50,000	Exelon Generation Co., LLC, 4.00%, 10/01/2020	51,799
100,000	Southern Co., 2.95%, 7/1/2023	100,092
		151,891
Farm Machinery & Equipment - 0.85%
100,000	AGCO Corp. 5.875%, 12/01/2021	108,277

Food & Kindred Products - 1.16%
80,000	Conagra Foods, Inc., 9.75%, 03/01/2021	96,268
50,000	Kraft Foods Group, Inc. 6.125%, 08/23/2018	51,464
		147,732
General Building Contractors - Residential Buildings - 0.41%
50,000	Lennar 4.875%, 12/15/2023	52,500

Hazardous Waste Management - 0.40%
50,000	Clean Harbors, Inc., 5.125%, 06/01/2021	50,625

Healthcare Providers & Services - 1.20%
50,000	Catholic Health Initiatives, 2.95%, 11/01/2022	49,785
100,000	Laboratory Corp of America, 3.20%, 2/1/22	102,023
		151,808
Hospital & Medical Services Plans - 0.20%
25,000	WellPoint, Inc., 3.70%, 8/15/21	25,822

Medical-Generic Drugs - 0.63%
75,000	Watson Pharmaceuticals Inc., 6.125%, 08/15/2019	79,588

Metal Mining - 0.39%
50,000	Freeport-McMoRan, Inc., 3.10%, 03/15/2020	50,063

Miscellaneous Business Credit Institution - 1.18%
50,000	Ford Motor Credit Co. LLC., 2.56639%, 11/20/18 **	49,970
50,000	Ford Motor Credit Co. LLC., 4.2%, 2/20/27 **	99,487
		149,457
Miscellaneous Manufacturing Industries - 0.63%
75,000	Hillenbrand, Inc., 5.50%, 07/15/2020	79,703

Motor Vehicle Parts & Accessories - 0.42%
50,000	Lear Corp., 5.25%, 01/15/2025	53,377
100,000	Lear Corp. 5.375%, 03/15/2024	106,150
		159,527
Multimedia - 0.42%
50,000	Time Warner, 4.75%, 03/29/2021	53,213

National Commerical Banks - 2.97%
82,000	Bank of America Corp., 2.384%, 6/24/30 **	60,680
80,000	Bank of America Corp., 2.804%, 7/14/31 **	61,000
100,000	Bank of the Ozarks, Inc., 5.50%, 7/01/2026	105,388
50,000	Citigroup, Inc. 2.40%, 02/18/20	49,966
100,000	Old National Bancorp., 4.125%, 8/15/24	100,409
		377,443
Natural Gas Transmission - 0.79%
100,000	Kinder Morgan 2.0%, 12/01/2017	100,000

Pharmaceutical Preparations - 0.39%
50,000	Abbvie, 2.90%. 11/06/2022	50,092

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 2.05%
250,000	DowDuPont, Inc., 5.75%, 3/15/19	260,980

Printed Circuit Boards - 0.42%
50,000	Jabil Circuit, 5.625%, 12/15/2020	53,375

Property & Casualty Insurance - 1.39%
150,000	Zurich Reinsurance Centre Holdings, 7.125%, 10/15/2023 (Switzerland)	176,092

Real Estate - 0.84%
50,000	Aurora Military Housing LLC, 5.35%, 12/15/2025	55,180
52,431	Cibolo Canyon CTFS 3.00%, 08/20/2020	51,907
		107,087
Retail-Auto & Housing Supply Stores - 0.84%
100,000	Advanced Auto Parts, Inc., 5.75%, 05/01/20	106,594

Retail-Department Stores - 2.11%
35,000	Dillards, Inc., 7.75%, 7/15/26	40,328
220,000	Dillards, Inc., 7.13%, 8/01/18	227,111
		267,439
Retail-Drug Stores & Proprietary Stores - 1.40%
200,000	CVS Health Corp., 3.50%, 7/20/22	203,701
120,000	Express Scripts Holding Co., 2.25%, 6/15/19	119,885
175,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	178,106
		501,692
Services - Shoe Stores - 1.37%
150,000	Foot Locker, Inc., 8.50%, 1/15/22	174,630

Security Broker Dealers - 1.26%
150,000	TD Ameritrade Holding Corp., 5.60%, 12/01/19	159,595

Services - Business Services - 1.43%
80,000	EBay, Inc., 2.60%, 07/15/2022	79,360
100,000	Total System Services, Inc., 3.80%, 4/1/21	102,883
		182,243
Services - Computer Programming Services - 0.77%
95,000	VeriSign, Inc., 4.625%, 05/01/2023	97,731

Services - Educational Services - 0.41%
50,000	Graham Holdings Co., 7.25%, 2/01/19	52,250

Services-General Medical & Surgical Hospitals, NEC - 0.84%
100,000	HCA Holdings, 6.25%, 02/15/2021	107,125

Services-Personal Services - 1.91%
225,000	H&R Block, Inc., 5.50%,11/01/22	242,764

Services-Prepackaged Software - 2.47%
200,000	CA, Inc., 5.375%, 12/01/2019	210,532
50,000	Symantec Corp., 3.95%, 06/15/2022	51,320
50,000	Symantec 4.20%, 09/15/2020	51,361
		313,213
Services-Video Tape Rental - 0.83%
100,000	Netflix, Inc., 5.375%, 02/01/2021	106,000

State Commercial Banks - 2.04%
155,000	Bank of Nova Scotia, 2.50%, 5/29/24 **	154,449
100,000	Home Bancshares, Inc., 5.625%, 4/15/27	105,000
		259,449
Telephone Communications (No Radio Telephone) - 0.47%
50,000	Indiana Bell Tel Co. Inc., 7.30%, 08/15/2026	59,821

Television Broadcasting Stations - 0.49%
54,000	CBS Broadcasting Inc., 7.125%, 11/01/2023	62,253

Tires & Inner Tubes - 0.91%
100,000	Goodyear Tire & Rubber Co., 8.75%, 8/15/20	115,500

Transportation Services - 0.85%
100,000	Expedia, Inc., 5.95%, 08/15/2020	108,264

Travel & Lodging - 0.84%
100,000	Wyndham Worldwide Corp., 5.625%, 3/1/21	106,878

Wholesale-Drug Proprietaries & Druggists' Sundries - 0.42%
50,000	Cardinal Health, Inc., 4.625%, 12/15/2020	52,890

Wholesale-Groceries & Related Products - 1.48%
152,000	Sysco Corp., 6.50%, 8/1/28	187,537

Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 0.41%
50,000	Anixter, Inc., 5.625%, 05/01/2019	51,750

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 0.81%
100,000	LKQ Corp., 4.75%, 5/15/23	102,350

Wireless Telecommunications Services - 0.79%
100,000	AT&T, Inc., 3.00%, 2/15/22	100,299

TOTAL FOR CORPORATE BONDS (Cost $7,457,669) - 58.93%		7,485,690

REAL ESTATE INVESTMENT TRUST - 1.02%
2,000	Digital Realty Trust, PFD 7.375% Series H	53,520
3,000	Public Storage, PFD 5.20%, 12/31/49 Series W	75,900

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $125,000) - 1.02%		129,420

EXCHANGE TRADED FUNDS - 3.03%
2,000	Guggenheim Ultra Short Duration ETF	100,800
2,500	iShares US Preferred Stock ETF	96,400
1,900	Janus Henderson Short Duration Income ETF	95,646
3,000	SPDR Bloomber Barclays Investment Grade Floating Rate ETF	92,250

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $386,778) - 3.03%		385,096

MUNICIPAL BOND - 25.10% (a)
Aizona - 0.23%
25,000	Maricopa County School District No. 66 Roosevelt Elementary 6.243%, 7/01/2026	28,770

California - 2.93%
165,000	California State, 6.20%, 3/01/19	173,771
50,000	Sacramento, CA Pension Oblg. Series A, 6.42%, 8/1/23	57,222
95,000	Sacramento Cnty., CA Pension Oblg., 6.625%, 8/1/24	109,163
30,000	San Luis Obispo Cnty., CA Pension Oblg., 7.45%, 9/1/19	32,315
		372,471
Colorado - 0.12%
15,000	Vail Co. 6.069%, 06/01/2025	15,462

Connecticut - 0.43%
50,000	Bridgeport, CT Build America Bonds, 6.571%, 8/15/28	54,909

Florida - 1.58%
25,000	FL State Department Management Services BAB Series C, 6.111%, 8/01/23	26,462
35,000	FL ST Atlantic Univ Fin Corp. Capital IMPT Revenue Build America Bonds, 7.439% 7/1/30	39,306
50,000	Fort Lauderdale, FL, Spl Oblg Txbl-Pension Funding, 3.024%, 1/1/20	50,451
25,000	Miami-Dade County, FL, Spl Oblg Taxable-Cap Asset Acquisition Series B, 3.35%, 4/1/18	25,098
25,000	Orlando, FL, Cmnty Redev Agy BAB, 7.50%, 9/1/29	27,265
30,000	Osceola County, FL 6.02%, 10/01/26	31,942
		200,524

Georgia - 0.78%
45,000	Atlanta, GA Dev Auth Gatv Georgia Tech ATDC Project, 3.75%, 1/1/21	45,018
50,000	Georgia Local Government 4.750%, 06/01/2028	53,720
		98,738
Illinois - 3.43%
50,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/20	49,832
40,000	Eastern IL University Build America Bond, 5.45%, 4/01/19	37,767
45,000	Eastern IL University Build America Bond, 5.90%, 4/01/23	39,059
15,000	Rosemont, IL Ref Bds Series A, 5.375%, 12/1/25	16,850
30,000	Saint Clair County, IL School District No. 189 East St. Louis, 4.00%, 1/01/21	29,036
75,000	State of Illinois, 4.95%, 6/1/23	78,144
50,000	State of Illinois, 5.665%, 3/1/18	50,423
70,000	State of Illinois, 5.877%, 3/1/19	72,427
40,000	State of Illinois, 6.20%, 7/01/21	41,979
20,000	State of Illinois Taxable-Pension UTGO, 4.35%, 6/1/18	20,172
		435,689
Indiana - 4.97%
140,000	Beech Grove, IN Sch Bldg Corp., 2.85%, 7/5/25	137,094
25,000	Brier Creek, IN School Bldg. Corp., 6.08%, 7/15/24	26,602
35,000	Evansville, IN Redevelopment Authority, 6.15%, 2/01/24	38,528
80,000	Evansville, IN Redevelopment BAB, 6.86%, 2/01/29	89,522
100,000	Evansville-Vanderburgh, IN Sch Bldg Corp. Series B, 6.15%, 7/15/27	108,129
10,000	Indiana St Univ Revs BAB, 5.26%, 4/1/24	10,507
25,000	Indianapolis, IN Local Public Impt, 2.00%, 4/1/20	24,344
65,000	Kankakee VY, IN, Middle Sch Bldg Corp., BAB, 6.39%, 7/15/29	70,262
50,000	Lake Station, IN, Multi Sch Bldg Corp., Series B, 4.00%, 7/15/22	51,227
50,000	Merrillville, IN, Multi Sch Bldg Corp., Series B, 3.86%, 7/15/23	52,486
20,000	Portage, IN, Industry Redevelopment District Tax, 7.25%, 7/15/24	22,079
		630,780
Iowa - 0.80%
35,000	Iowa St SPL Obligation Build America Bond, 6.75%, 6/1/34	37,249
64,000	Iowa Tobacco Settlement Authority, 6.500%, 06/01/2023	64,828
		102,077
Kentucky - 0.17%
20,000	KENT Mun Pwr Agy, 5.91%, 9/25	21,386

Louisiana - 0.16%
20,000	Louisiana ST Local Govt Envt, 5.75%, 09/01/2019	20,156

Michigan - 0.65%
45,000	Blackman Twp., MI Build America Bond, 4.70%, 5/19/2019	46,091
35,000	Van Buren MI Public Schools Build America Bonds, 6.43%, 5/1/29	37,076
		83,167
Maryland - 0.61%
40,000	Prince Georges County, MD 6.169%, 10/15/2029	42,866
35,000	Worcester County, MD 2.50%, 12/01/18	35,236
		78,102
Minnesota - 0.20%
25,000	Mountain Iron-Buhl, MN Indep Sch Dist, Series A, 6.30%, 02/01/2019	25,688

Mississippi - 0.16%
20,000	Jackson Municipal Airport Authority, 4.900%, 10/01/2021	20,670

Missouri - 0.79%
20,000	Kansas City, MO Taxable Gen Obl Series B, 5.05%, 2/01/23	20,877
25,000	Missouri State Health & Educational Fac., 5.800%, 10/01/2023	25,192
50,000	Saint Louis County MO SPL Obiligation Build America Bonds, 5.45%, 12/1/31	54,005
		100,074
Nevada - 0.42%
50,000	County of Clark NV, 6.36%, 11/1/2024	53,919

New Jersey - 2.23%
100,000	Atlantic City Board of Education, 4.093%, 7/15/20	96,381
10,000	Hoboken NJ Services, 5.330%, 02/01/2018	10,037
65,000	Hudson County, 6.890%, 03/01/2026	72,676
100,000	Wildwood, NJ Series A Taxable, 4.00%, 11/1/21	104,093
		283,187
New York - 1.24%
50,000	Erie County NY Tobacco Asset Corp., 6.000%, 06/01/2028	47,819
75,000	Nassau County, NY Series F, 6.800%, 10/01/2027	82,753
25,000	New York, NY, BAB, 6.435%, 12/1/35	27,127
		157,699
Ohio - 0.74%
30,000	Cleveland, OH Income Tax Revenue Build America Bonds, 6.06%, 10/01/26	33,379
60,000	Montgomery, OH Special Obligation Revenue Bond, 4.00%, 10/01/27	60,407
		93,786
Oklahoma - 0.50%
35,000	Caddo County OK Gov't Bldg., 5.858%, 09/01/2025	35,295
25,000	Garfield County, OK, 6.00%, 9/1/24	27,849
		63,144
Oregon - 0.23%
25,000	Oregon State Sch Brds Assn Pension, Series B, 5.45%, 6/30/24	28,755

Texas - 1.00%
25,000	Irving, TX Hotel Occupancy Tax, Series A, 5.657%, 8/15/23	26,068
50,000	North Texas Tollway Auth Revenue Build America Bonds, 8.41%, 2/1/30	65,777
40,000	Reeves Cnty., TX, 6.375%, 12/21/21	20,012
25,000	Reeves Cnty., TX, 6.75%, 12/01/19	15,200
		127,057
Virginia - 0.12%
15,000	Virginia Commonwealth Build American Bonds, 5.75%, 5/15/28	15,704

Wisconsin - 0.60%
75,000	Public Finance Authority, 5.750%, 06/01/2023	75,768

TOTAL FOR MUNICIPAL BOND (Cost $3,243,916) - 25.10%		3,187,682

PREFERRED SECURITIES - 1.44%
National Commercial Banks - 0.20%
1,000	Wells Fargo Series P, 5.250%, PFD	25,090

Electric Services - 0.44%
50,000	Edison International, PFD 6.25%, 8/01/49 Series E	56,016

Telephone Communications (No Radio Telephone) - 0.00%
4,000	US Cellular Corp., PFD 6.950%, 5/15/2060	101,920

TOTAL FOR PREFERRED SECURITIES (Cost $175,881) - 1.44%		183,026

STRUCTURED NOTE - 4.48% (a)
Commercial Banks, NEC - 0.25%
100,000	Barclays Bank Plc., 2.00%, 7/27/22 (United Kingdom) **	98782
50,000	Barclays Bank Plc., 11.00%, 5/14/2029 (United Kingdom)**	31,575
		130,357
Security Brokers, Dealers & Flotation Companies - 3.45%
75,000	Goldman Sachs Group, Inc. GP GS Var 09/05/28 **	56,438
100,000	Goldman Sachs Group, Inc., 3.52%, 12/13/2028 **	79,500
120,000	Goldman Sachs Group, Inc., 4.114%, 11/13/2028 **	89,964
50,000	JPMorgan Chase Bank Floating Rate 1/23/29	39,860
50,000	Morgan Stanley, 3.00%, 11/09/2019 **	50,375
25,000	Morgan Stanley, 10.00%, 1/30/2035 **	19,094
113,000	Morgan Stanley, 10.00%, Indexed 6/30/2030 **	103,113
		438,343

TOTAL FOR STRUCTURED NOTE (Cost $653,766) - 4.48%		568,700

SHORT TERM INVESTMENTS - 4.78%
606,784	Fidelity Money Market Portfolio Class Select 0.94%** (Cost $606,784)	606,784

TOTAL INVESTMENTS (Cost $12,650,001) *** - 98.78%		12,546,414

OTHER ASSETS LESS LIABILITIES - 1.22%		155,580

NET ASSETS - 100.00%		12,701,994

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes
** Variable rate security; the coupon rate shown represents the yield at November 30, 2017.
ADR - American Depository Receipt

*** At November 30, 2017, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $12,650,001 amounted to $103,586 which consisted of aggregate gross unrealized appreciation of $142,788 and aggregate gross unrealized depreciation of $246,374.

NOTES TO FINANCIAL STATEMENTS
Archer Balanced Fund
1. SECURITY TRANSACTIONS

At November 30, 2017, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $12,650,001 amounted to $103,586 which consisted of aggregate gross unrealized appreciation of $142,788 and aggregate gross unrealized depreciation of $246,374.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$17	$0	$0	$17
Exchange Traded Funds	$385,096	$0	$0	$385,096
Real Estate Investment Trusts	$129,420	$0	$0	$129,420
Corporate Bonds	$0	7,485,690	$0	$7,485,690
Municipal Bonds	$0	3,187,682	$0	$3,187,682
Preferred Securities	$183,026	$0	$0	$183,026
Structured Notes	$0	568,700	$0	$568,700
Cash Equivalents	$606,784	$0	$0	$606,784
Total	$ 1,304,343	$11,242,071	$0	$12,546,414

	Archer Stock Fund
	Schedule of Investments
	November 30, 2017 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 98.28%

Accident & Health Insurance - 1.89%
3,400	AFLAC Inc.	297,976

Air Courier Services - 2.05%
1,400	FedEx Corp.	324,044

Air Transportation - 1.92%
5,000	Southwest Airlines Co. *	303,350

Aircraft Part & Auxiliary Equipment, Nec - 2.19%
4,100	Spirit Aerosystems	345,425

Biological Products (No Diagnostic Substances) - 1.23%
2,600	Gilead Sciences, Inc.	194,428

Business Services - 2.36%
3,300	Visa, Inc.	371,547

Computer & Office Equipment - 1.75%
7,400	Cisco Systems, Inc.	276,020

Concrete Gypsum Plaster Products - 2.45%
7,700	AMN Healthcare Services, Inc. *	386,540

Construction & Engineering - 1.92%
8,000	Quanta Services, Inc. *	303,200

Electronic Components & Accessories - 2.32%
11,000	Control4 Corp. *	365,640

Electronic Computers - 2.40%
2,200	Apple, Inc.	378,070

Entertainment Content - 1.57%
4,800	AMC Networks, Inc. *	247,392

Food & Kindred Products - 3.64%
6,400	Mondelex International, Inc.	274,816
7,300	The Hain Celestial Group, Inc. *	300,030
		574,846
Hospital & Medical Service Plans - 2.07%
3,200	Centene Corp. *	326,688

Industrial Instruments for Measurement, Display & Control - 2.03%
3,400	MKS Instruments, Inc.	320,620

Industrial Organic Chemicals - 2.61%
4,200	Westlake Chemical Co.	411,306

Measuring & Controlling Devices - 2.20%
1,800	Thermo Fisher Scientific, Inc.	346,968

Medical Devices - 1.86%
2,500	Edwards Lifesciences Corp. *	293,000

Motor Homes - 2.53%
2,600	Thor Industries, Inc.	399,230

Motor Vehicle Parts & Accessories - 2.29%
2,000	Lear Corp. *	361,780

National Commercial Banks - 6.20%
6,100	FCB Financial Holding, Inc. *	322,385
3,100	JP Morgan Chase & Co.	324,012
6,700	Zions Bancorp.	331,985
		978,382
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.71%
2,300	Zimmer Biomet Holdings, Inc.	269,330

Pharmaceutical Preparations - 3.77%
2,000	Jazz Pharmaceuticals PLC *	279,480
10,000	Roche Holding Ltd. *	315,800
		595,280
Property & Casualty Insurance - 2.08%
1,700	Berkshire Hathaway, Inc. B *	328,117

Refining & Marketing - 2.28%
4,200	Valero Energy Corp.	359,604

Retail-Drug Stores & Proprietary Stores - 2.45%
4,000	CVS Caremark Corp.	306,400
40,000	Rite Aid Corp. *	80,400
		386,800
Retail-Retail Stores - 1.55%
1,100	ULTA Salon, Cosmetics & Fragrance, Inc. *	243,881

Retail-Grocery Stores - 2.33%
14,200	Kroger Co.	367,212

Retail-Lumber & Other Building Material Dealers - 2.01%
3,800	Lowe's Companies, Inc.	316,806

Retail-Variety Stores - 2.07%
3,700	Dollar General Corp.	325,896

Search, Detection, Navagation, Guidance - 2.06%
1,700	Raytheon Co.	324,955

Semiconductors, Integrated Ciruits & Related Services - 1.79%
2,700	Skyworks Solutions, Inc.	282,798

Semiconductors & Related Devices - 2.27%
8,000	Intel Corp.	358,720

Services-Business Services, Nec - 2.06%
4,700	MAXIMUS, Inc.	324,676

Services-Computer Programming, Data Processing, Etc. - 3.99%
300	Alphabet, Inc. - CL A *	310,851
1,800	Facebook, Inc. *	318,924
		629,775
Services-Educational Services - 2.47%
4,100	Grand Canyon Education, Inc. *	389,336

Services-Health Services - 2.22%
3,000	ICON Public Limited Co. *	350,430

Services-Prepackaged Software - 4.04%
4,100	Microsoft Corp.	345,097
2,800	Check Point Software Technologies Ltd. *	292,012
		637,109
State Banks, - 1.79%
4,600	East West Bancorp, Inc.	283,084

Telephone & Telegraph Apparatus - 2.22%
6,800	Netgear, Inc. *	350,200

Tires & Inner Tubes - 1.81%
8,800	Goodyear Tire and Rubber Company	284,856

Water Transportation - 1.83%
4,400	Carnival Corp	288,816

TOTAL FOR COMMON STOCK (Cost $11,273,243) - 98.28%		15,504,133

MONEY MARKET FUND - 2.17%
342,212	Fidelity Money Market Portfolio Class Select 0.94%** (Cost $342,212)	342,212

TOTAL INVESTMENTS (Cost $11,615,456) - 100.45%		15,846,345

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.45%)		(71,146)

NET ASSETS - 100.00%		15,775,199

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at November 30, 2017.

*** At November 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,615,456 amounted to $4,230,890, which consisted of aggregate gross unrealized appreciation of $4,419,900 and aggregate gross unrealized depreciation of $189,010.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Stock Fund
1. SECURITY TRANSACTIONS

At November 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,615,456 amounted to $4,230,890, which consisted of aggregate gross unrealized appreciation of $4,419,900 and aggregate gross unrealized depreciation of $189,010.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value  (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$15,504,133	$0	$0	$15,504,133
Cash Equivalents	$342,212	$0	$0	$342,212
Total	$15,846,345	$0	$0	$15,846,345

	Archer Dividend Growth Fund
	Schedule of Investments
	November 30, 2017 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 94.63%

Commercail Banks, Nec - 1.84%
2,925	Canadian Imperial Bank of Commerce	268,398

Communications Equipment - 2.09%
4,600	QUALCOMM Incorporated	305,164

Computer & Office Equipment - 2.20%
8,600	Cisco Systems, Inc.	320,780

Computer Hardware & Storage - 1.59%
6,000	Seagate Technology PLC	231,360

Converted Paper & Paperboard Prods (No Containers/Boxes)- 2.05%
2,500	Kimberly-Clark Corp.	299,400

Electric & Other Services Combined - 2.14%
3,500	Duke Energy Corp.	312,130

Electric Services - 10.15%
8,900	CenterPoint Energy	267,089
3,900	Entergy Corporation	337,272
15,000	NRG Yield, Inc	285,750
7,400	PPL Corporation	271,358
6,000	Public Service Enterprises Group	318,360
		1,479,829
Grain Mill Products - 2.09%
5,400	General Mills, Inc.	305,424

Guided Missiles & Space Vehicles & Parts - 2.19%
1,000	Lockheed Martion Corp.	319,120

Institutional Brokerage - 1.86%
5,500	Lazard LTD	270,875

Insurance Agents Brokers & Services - 2.08%
4,600	Arthur J Gallagher & Co.	302,818

Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 1.91%
4,000	Compass Minerals International, Inc.	279,000

Motor Vehicles & Passengers Car Bodies - 1.86%
21,700	Ford	271,684

National Commercial Banks - 5.52%
2,850	Cullen Frost	280,469
5,200	PacWest Bancorp	247,832
4,900	Wells Fargo & Company	276,703
		805,004
Petroleum Refining - 6.00%
2,450	Chevron Corp.	291,526
3,100	Exxon Mobil Corp.	258,199
3,800	Valero Energy Corp.	325,356
		875,081
Pharmaceutical Preparations - 9.74%
3,800	Abbvie	368,296
6,400	GlaxoSmithKline	224,384
4,300	Merck & Co., Inc.	237,661
8,600	Pfizer	311,836
6,100	Sanofi *	278,404
		1,420,581
Plastics, Materials, Synth Resins & Nonvulcan - 2.15%
4,350	DowDuPont, Inc.	313,026

Power Generation - 1.77%
13,800	SSE PLC *	257,715

Real Estate Investment Trusts - 18.36%
3,600	CorEnergy Infrastructure Trust, Inc.	128,340
2,000	Crown Castle International Corp.	226,000
2,400	Digital Realty Trust, Inc.	280,080
5,300	Hannon Armstrong Sustainable Infrastrucure Capital, Inc.	125,981
8,500	Healthcre Turst of America, Inc.	260,015
13,450	Host Hotels	266,176
5,000	Realty Income Corp.	276,500
11,200	Tanger Factory Outlet Centers, Inc,	280,448
4,200	W.P. Carey, Inc.	298,956
3,800	Welltower, Inc.	256,348
7,850	Weyerhaeuser	277,733
		2,676,577
Retail-Retail Stores, Nec - 2.20%
6,700	Kohl's Corp.	321,399

Search, Detection, Navigation, Guidance - 2.21%
5,200	Garmin Ltd.	322,816

Semiconductors & Related Devices - 2.34%
7,600	Intel Corp.	340,784

State Commercial Banks - 2.09%
7,500	Citizens Financial Group, Inc.	305,250

Telephone Communications - 4.16%
8,300	AT&T, Inc.	301,954
6,000	Verizon Communications, Inc.	305,340
		607,294
Telephone Communications ( No Radio Telephone) - 2.07%
6,300	BCE, Inc.	301,203

Trucking & Courier Services - 1.96%
2,350	United Parcel	285,408

TOTAL FOR COMMON STOCK (Cost $12,443,672) - 94.63%		13,798,118

MONEY MARKET FUND - 5.01%
729,840	Fidelity Money Market Portfolio Class Select 0.94%** (Cost $729,840)	729,840

TOTAL INVESTMENTS (Cost $13,173,512) - 99.64%		14,527,958

LIABILITIES LESS OTHER ASSETS - 0.36%		53,036

NET ASSETS - 100.00%		14,580,994

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at November 30, 2017.

*** At November 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,173,512 amounted to $1,354,446, which consisted of aggregate gross unrealized appreciation of $1,577,487. and aggregate gross unrealized depreciation of $223,041.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Stock Fund
1. SECURITY TRANSACTIONS

At November 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,173,512 amounted to $1,354,446, which consisted of aggregate gross unrealized appreciation of $1,577,487 and aggregate gross unrealized depreciation of $223,041.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value  (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$13,798,118	$0	$0	$13,798,118
Cash Equivalents	$729,840	$0	$0	$729,840
Total	$14,527,958	$0	$0	$14,527,958

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Series Trust

By /s/ Troy C. Patton

* Troy C. Patton

President

Date January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Troy C. Patton

* Troy C. Patton

President

Date January 26, 2018

By /s/Bob Anastasi

*Bob Anastasi

Treasurer

Date January 26, 2018

* Print the name and title of each signing officer under his or her signature.